Schedule of investments
Delaware Ivy High Yield Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.12%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	90,000	$ 81,585
Total Convertible Bond (cost $78,772)		81,585

Corporate Bonds — 92.33%
Automotive — 1.05%
Ford Motor 6.625% 10/1/28	327,000	323,109
Goodyear Tire & Rubber 5.25% 7/15/31 *	455,000	366,427
		689,536
Basic Industry — 8.10%
Allegheny Technologies
4.875% 10/1/29	230,000	183,741
5.125% 10/1/31	447,000	343,104

Cerdia Finanz 144A 10.50% 2/15/27 #	340,000	279,651
Chemours 144A 5.75% 11/15/28 #, *	445,000	380,077
Clearwater Paper 144A 4.75% 8/15/28 #	418,000	361,181
FMG Resources August 2006
144A 5.875% 4/15/30 #	315,000	284,015
144A 6.125% 4/15/32 #	140,000	126,278

Glatfelter 144A 4.75% 11/15/29 #	503,000	352,631
Hudbay Minerals 144A 6.125% 4/1/29 #	620,000	503,682
Minerals Technologies 144A 5.00% 7/1/28 #	488,000	425,436
Novelis 144A 4.75% 1/30/30 #	600,000	499,854
Standard Industries 144A 5.00% 2/15/27 #	600,000	536,386
Sylvamo 144A 7.00% 9/1/29 #, *	800,000	738,430
Vibrantz Technologies 144A 9.00% 2/15/30 #, *	470,000	331,982
		5,346,448
Capital Goods — 2.89%
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	75,000	70,580
LABL 144A 5.875% 11/1/28 #	560,000	453,209
Sealed Air 144A 5.00% 4/15/29 #	205,000	191,954
Spirit AeroSystems 144A 7.50% 4/15/25 #	490,000	456,476
TransDigm 4.625% 1/15/29	915,000	738,721
		1,910,940
Communications — 5.72%
Altice Financing 144A 5.00% 1/15/28 #	720,000	582,203
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Altice France 144A 5.50% 10/15/29 #	1,110,000	$ 851,353
Connect Finco 144A 6.75% 10/1/26 #	580,000	523,163
Consolidated Communications 144A 6.50% 10/1/28 #	225,000	191,943
Frontier Communications Holdings
144A 5.875% 10/15/27 #	475,000	428,309
144A 8.75% 5/15/30 #	100,000	101,300

Hughes Satellite Systems 6.625% 8/1/26	590,000	524,711
Northwest Fiber 144A 4.75% 4/30/27 #	135,000	111,356
Sprint Capital 6.875% 11/15/28	41,000	43,235
Telesat Canada
144A 4.875% 6/1/27 #	341,000	199,935
144A 6.50% 10/15/27 #	405,000	170,908

T-Mobile USA 3.50% 4/15/31	58,000	50,197
		3,778,613
Consumer Goods — 3.55%
Edgewell Personal Care 144A 4.125% 4/1/29 #	575,000	475,667
Performance Food Group 144A 5.50% 10/15/27 #	585,000	542,588
Pilgrim's Pride 144A 4.25% 4/15/31 #	455,000	381,015
Post Holdings 144A 4.50% 9/15/31 #	665,000	545,832
Simmons Foods 144A 4.625% 3/1/29 #	471,000	398,958
		2,344,060
Energy — 13.86%
Apache 4.75% 4/15/43	411,000	320,843
Archrock Partners 144A 6.875% 4/1/27 #	594,000	542,399
Callon Petroleum
144A 7.50% 6/15/30 #	180,000	165,902
144A 8.00% 8/1/28 #, *	575,000	553,193

CNX Resources 144A 6.00% 1/15/29 #	600,000	561,606
Endeavor Energy Resources 144A 5.75% 1/30/28 #	337,000	321,924
EQM Midstream Partners 144A 4.75% 1/15/31 #	890,000	712,325
Genesis Energy
7.75% 2/1/28 *	395,000	342,248
8.00% 1/15/27	614,000	545,109
NQ-IV901 [6/22] 8/22 (2383945)    1

Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I
144A 6.00% 4/15/30 #	495,000	$ 431,452
144A 6.25% 4/15/32 #	100,000	88,005

Murphy Oil 6.375% 7/15/28 *	798,000	745,683
NuStar Logistics
5.75% 10/1/25	265,000	248,175
6.00% 6/1/26	397,000	371,898
6.375% 10/1/30	404,000	351,656
Occidental Petroleum
4.20% 3/15/48	25,000	19,517
4.40% 4/15/46	88,000	71,272
4.40% 8/15/49	180,000	144,427
4.50% 7/15/44	95,000	75,474
6.45% 9/15/36	215,000	220,895
6.60% 3/15/46	325,000	346,112
Southwestern Energy
5.375% 2/1/29	653,000	606,944
5.375% 3/15/30	384,000	354,060

USA Compression Partners 6.875% 4/1/26	491,000	447,279
Weatherford International
144A 6.50% 9/15/28 #	366,000	329,138
144A 8.625% 4/30/30 #	285,000	237,045
		9,154,581
Financial Services — 4.03%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	815,000	750,406
AG Issuer 144A 6.25% 3/1/28 #	670,000	585,628
Air Lease 4.65% 6/15/26 μ, ψ	180,000	149,920
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #, *	117,000	97,386
Medline Borrower
144A 3.875% 4/1/29 #	463,000	395,920
144A 5.25% 10/1/29 #	173,000	142,625

Metis Merger Sub 144A 6.50% 5/15/29 #	675,000	537,487
		2,659,372
Healthcare — 8.12%
Acadia Healthcare 144A 5.50% 7/1/28 #	450,000	421,123
Bausch Health 144A 6.125% 2/1/27 #	335,000	285,351
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	440,000	368,169
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	160,000	137,881
144A 6.50% 10/15/28 #	250,000	206,658

DaVita 144A 4.625% 6/1/30 #	1,000,000	783,022
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
4.625% 4/1/31	130,000	$ 105,457
4.75% 2/1/30	95,000	79,747

HCA 3.50% 9/1/30	695,000	593,256
Legacy LifePoint Health 144A 4.375% 2/15/27 #	192,000	164,758
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	435,000	351,974
Option Care Health 144A 4.375% 10/31/29 #	188,000	161,491
Organon & Co.
144A 4.125% 4/30/28 #	402,000	357,267
144A 5.125% 4/30/31 #	650,000	563,206
Tenet Healthcare
144A 4.375% 1/15/30 #	515,000	436,728
144A 6.125% 10/1/28 #, *	405,000	347,842
		5,363,930
Insurance — 0.81%
HUB International 144A 5.625% 12/1/29 #	645,000	533,614
		533,614
Leisure — 7.44%
Caesars Entertainment 144A 6.25% 7/1/25 #	615,000	594,776
Carnival
144A 5.75% 3/1/27 #	1,027,000	745,304
144A 6.00% 5/1/29 #	171,000	120,731
144A 7.625% 3/1/26 #, *	138,000	107,209

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	855,000	693,905
NCL 144A 3.625% 12/15/24 #	415,000	345,767
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	878,000	640,334
144A 5.50% 4/1/28 #	478,000	333,336

Scientific Games Holdings 144A 6.625% 3/1/30 #	480,000	408,754
Scientific Games International 144A 7.25% 11/15/29 #	395,000	370,980
Travel + Leisure 6.00% 4/1/27	608,000	551,654
		4,912,750
Media — 11.48%
AMC Networks 4.25% 2/15/29 *	415,000	337,505
Arches Buyer 144A 6.125% 12/1/28 #	455,000	371,739
Belo
7.25% 9/15/27	312,000	308,091
7.75% 6/1/27	502,000	500,730

Block Communications 144A 4.875% 3/1/28 #	645,000	548,789

2    NQ-IV901 [6/22] 8/22 (2383945)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	580,000	$ 483,420
144A 5.00% 2/1/28 #, *	340,000	314,893
144A 5.375% 6/1/29 #, *	335,000	300,133

CMG Media 144A 8.875% 12/15/27 #	430,000	340,885
CSC Holdings
144A 4.625% 12/1/30 #	1,015,000	681,852
144A 5.375% 2/1/28 #	375,000	325,327

Cumulus Media New Holdings 144A 6.75% 7/1/26 #, *	380,000	350,605
Directv Financing 144A 5.875% 8/15/27 #	560,000	479,531
DISH DBS 144A 5.75% 12/1/28 #	445,000	330,317
Gray Television 144A 4.75% 10/15/30 #	665,000	521,264
LABL 144A 8.25% 11/1/29 #	101,000	76,444
Nielsen Finance
144A 5.625% 10/1/28 #	145,000	135,075
144A 5.875% 10/1/30 #	503,000	462,760

Sirius XM Radio 144A 4.125% 7/1/30 #	549,000	459,826
VZ Secured Financing 144A 5.00% 1/15/32 #	305,000	253,784
		7,582,970
Real Estate — 4.65%
CTR Partnership 144A 3.875% 6/30/28 #	318,000	272,173
Cushman & Wakefield US Borrower 144A 6.75% 5/15/28 #	525,000	488,541
HAT Holdings I
144A 3.375% 6/15/26 #	265,000	228,588
144A 6.00% 4/15/25 #	498,000	477,744

Kennedy-Wilson 4.75% 2/1/30	340,000	266,616
Ladder Capital Finance Holdings
144A 4.25% 2/1/27 #	903,000	730,520
144A 4.75% 6/15/29 #	120,000	92,541

MPT Operating Partnership 3.50% 3/15/31	650,000	514,231
		3,070,954
Retail — 4.17%
Asbury Automotive Group
144A 4.625% 11/15/29 #	355,000	293,826
4.75% 3/1/30 *	310,000	255,268
Gap
144A 3.625% 10/1/29 #	315,000	221,774
144A 3.875% 10/1/31 #	160,000	111,925

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

GrubHub Holdings 144A 5.50% 7/1/27 #	435,000	$ 303,689
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	514,000	436,037
Murphy Oil USA
144A 3.75% 2/15/31 #	105,000	89,417
4.75% 9/15/29	570,000	514,086

PetSmart 144A 7.75% 2/15/29 #	585,000	528,112
		2,754,134
Services — 6.11%
Ahern Rentals 144A 7.375% 5/15/23 #	695,000	538,625
APX Group 144A 5.75% 7/15/29 #, *	675,000	523,730
Clarivate Science Holdings
144A 3.875% 7/1/28 #	135,000	113,192
144A 4.875% 7/1/29 #, *	399,000	328,782

Korn Ferry 144A 4.625% 12/15/27 #	450,000	404,734
NESCO Holdings II 144A 5.50% 4/15/29 #	435,000	365,587
Prime Security Services Borrower
144A 3.375% 8/31/27 #	390,000	322,479
144A 5.75% 4/15/26 #	265,000	247,645

Sotheby's 144A 5.875% 6/1/29 #	395,000	339,619
TriNet Group 144A 3.50% 3/1/29 #	665,000	548,765
White Cap Buyer 144A 6.875% 10/15/28 #	373,000	298,915
		4,032,073
Technology & Electronics — 4.85%
Bread Financial Holdings 144A 4.75% 12/15/24 #	635,000	583,238
Entegris Escrow 144A 5.95% 6/15/30 #	515,000	491,073
ION Trading Technologies 144A 5.75% 5/15/28 #	820,000	656,857
Minerva Merger Sub 144A 6.50% 2/15/30 #	440,000	367,200
NCR 144A 5.125% 4/15/29 #	649,000	550,268
TTM Technologies 144A 4.00% 3/1/29 #	658,000	554,612
		3,203,248
Transportation — 2.90%
Grupo Aeromexico 144A 8.50% 3/17/27 #	255,000	246,652
Laredo Petroleum 144A 7.75% 7/31/29 #, *	400,000	361,436
Seaspan 144A 5.50% 8/1/29 #	680,000	543,446

NQ-IV901 [6/22] 8/22 (2383945)    3

Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
VistaJet Malta Finance 144A 6.375% 2/1/30 #	950,000	$ 762,508
		1,914,042
Utilities — 2.60%
Calpine
144A 3.75% 3/1/31 #	442,000	360,429
144A 4.625% 2/1/29 #	70,000	58,355
144A 5.125% 3/15/28 #, *	395,000	348,684
Vistra
144A 7.00% 12/15/26 #, *, μ, ψ	645,000	586,624
144A 8.00% 10/15/26 #, μ, ψ	375,000	361,965
		1,716,057
Total Corporate Bonds (cost $70,749,194)		60,967,322
	Principal amount
Municipal Bonds — 1.23%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	10,000	9,157
Series A-1 4.00% 7/1/33	19,441	17,859
Series A-1 4.00% 7/1/35	17,475	15,696
Series A-1 4.00% 7/1/37	14,998	13,313
Series A-1 4.00% 7/1/41	20,392	17,706
Series A-1 4.00% 7/1/46	21,208	17,870
Series A-1 4.362% 7/1/33^	25,019	14,090
Series A-1 5.25% 7/1/23	10,857	11,057
Series A-1 5.625% 7/1/27	21,456	22,854
Series A-1 5.625% 7/1/29	21,108	22,704
Series A-1 5.75% 7/1/31	20,502	22,437
Series C 2.637% 11/1/43•	97,075	48,416

GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	648,956	575,949
Total Municipal Bonds (cost $874,602)		809,108
	Number of shares
Common Stock — 0.01%
Energy — 0.01%
Hi-Crush	19,515	4,684
Total Common Stock (cost $801,581)		4,684

	Number of shares	Value (US $)

Short-Term Investments — 3.59%
Money Market Mutual Fund — 3.59%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	2,370,033	$ 2,370,033
Total Short-Term Investments (cost $2,370,033)		2,370,033

Total Value of Securities Before Securities Lending Collateral—97.28% (cost $74,874,182)		64,232,732

Securities Lending Collateral — 2.81%
Money Market Mutual Fund — 2.81%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	1,857,325	1,857,325
Total Securities Lending Collateral (cost $1,857,325)		1,857,325

Total Value of Securities—100.09% (cost $76,731,507)		66,090,057■
Obligation to Return Securities Lending Collateral — (2.81%)		(1,857,324)
Receivables and Other Assets Net of Liabilities — 2.72%		1,799,021
Net Assets Applicable to 8,053,377 Shares Outstanding—100.00%		$66,031,754
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $49,005,924, which represents 74.22% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

4    NQ-IV901 [6/22] 8/22 (2383945)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
■	Includes $6,424,105 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $4,920,073.
Summary of abbreviations:
AG – Aktiengesellschaft
DAC – Designated Activity Company
NQ-IV901 [6/22] 8/22 (2383945)    5